Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 182	$ 185	$ 1,005
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	380,000	380,000	380,000
Common stock, shares outstanding	62,500	62,500	62,500
Treasury stock, shares	5,166	5,166	5,166